Cash flow information (Tables)	12 Months Ended
Jun. 30, 2023
Cash flow information
Schedule of cash flows generated
	Note	06.30.2023	06.30.2022	06.30.2021
Profit / (loss) for the year		60,986	75,222	(132,885)
Profit for the year from discontinued operations		-	-	31,545
Adjustments for:
Income tax	21	(64,517)	5,971	76,617
Amortization and depreciation	24	1,900	2,007	2,266
Loss from disposal of property, plant and equipment		684	-	-
Net loss / (gain) from fair value adjustment of investment properties		49,145	(29,427)	27,469
Impairment of others assets		34	-	-
Realization of currency translation adjustment		(423)	-	-
Gain from disposal of associates		-	-	(132)
Gain from disposal of trading properties		(2,991)	-	-
Financial results, net		(19,307)	(30,824)	(23,372)
Provisions and allowances		16,611	3,364	3,982
Share of loss / (profit) of associates and joint ventures	8	(2,622)	764	15,483
Changes in operating assets and liabilities:				-
(Increase) / decrease in inventories		(62)	(15)	93
Decrease / (increase) in trading properties		92	192	(99)
(Increase) / decrease in trade and other receivables		(704)	(67)	5,353
(Decrease) / increase in trade and other payables		(291)	1,345	(11,971)
Increase in salaries and social security liabilities		920	67	188
Decrease in provisions		(67)	(209)	(379)
Net cash generated by / (used in) continuing operating activities before income tax paid		39,388	28,390	(5,842)
Net cash generated by discontinued operating activities before income tax paid		-	-	12,023
Net cash generated by operating activities before income tax paid		39,388	28,390	6,181

Schedule of reclassification of assets and liabilities held for sale
	June 30, 2023	June 30, 2022	June 30, 2021
Investment properties	-	-	415,546
Property, plant and equipment	-	-	169,649
Trading properties	-	-	27,185
Intangible assets	-	-	129,195
Investments in associates and joint ventures	-	-	171,253
Deferred income tax assets	-	-	2,007
Restricted assets	-	-	29,696
Income tax and MPIT credit	-	-	1,507
Trade and other receivables	-	-	249,909
Right-of-use assets	-	-	91,393
Investments in financial assets	-	-	111,862
Derivative financial instruments	-	-	1,300
Inventories	-	-	16,658
Group of assets held for sale	-	-	194,531
Borrowings	-	-	(1,503,569)
Lease liabilities	-	-	(83,768)
Deferred income tax liabilities	-	-	(57,484)
Trade and other payables	-	-	(108,709)
Provisions	-	-	(25,083)
Employee benefits	-	-	(2,205)
Derivative financial instruments	-	-	(2,205)
Salaries and social security liabilities	-	-	(15,651)
Group of liabilities held for sale	-	-	(101,829)
Income tax expense	-	-	(2,106)
Net value of deconsolidated assets that do not affect cash	-	-	(290,918)
Cash and cash equivalents	-	-	(513,762)
Non-controlling interest	-	-	(221,013)
Net value of deconsolidated assets	-	-	(1,025,693)

Schedule of detail of significant non-cash transactions
	06.30.2023	06.30.2022	06.30.2021
Increase of trading properties through an increase in borrowings	-	-	216
Increase of intangible assets through an increase of trade and other payables	-	26	-
Distribution of dividends in shares	-	-	2,572
Increase in non-convertible notes through a decrease in non-convertible notes	45,938	9,279	-
Decrease of property, plant and equipment through an increase of tax receivables and tax payables	-	-	293
Increase in investment properties through an increase in trade and other payables	143	399	-
Increase of investment properties through an increase of borrowings	-	-	1,440
Increase in intangible assets through a decrease in investment in associates	-	-	2,889
Currency translation adjustment	1,286	379	40,417
Increase in investment properties under barter agreements	-	6,767	-
Payment of non-convertible notes	-	1,365	-
Decrease in lease liabilities through a decrease in trade and other receivables	-	6	-
Decrease in investment properties through an increase in property, plant and equipment	23	3,359	-
Decrease in property, plant and equipment through an increase in investment properties	3,210	1,293	-
Decrease in property, plant and equipment through an increase in revaluation surplus	266	1,199	-
Decrease in revaluation surplus through an increase in deferred income tax liabilities	-	420	-
Increase in intangible assets through an increase salaries and social security liabilities	-	56	-
Increase in investments in associates through a decrease in investments in financial assets	-	1,865	-
Decrease in borrowings through a decrease in trade and other receivables	-	951	-
Increase in investments in associates and joint ventures through a decrease in trade and other receivables	31	-	-
Increase in investments in associates and joint ventures through a decrease in investments in financial assets	-	97	-
Capital contributions from non-controlling interest through a decrease of borrowings	-	9	-
Capital contributions from non-controlling interest through an increase in trade and other receivables	-	11	-
Decrease of trading properties through an increase in intangible assets	1,272	-	-
Decrease in investments in financial assets through a decrease in trade and other payables	368	-	-
Decrease in dividends receivables through an increase in investments in financial assets	13	-	-
Decrease in Shareholders’ Equity through a decrease in trade and other receivables	1,695	-	-
Decrease in investment properties through a decrease in investments in financial assets	78	-	-
Decrease in Shareholders’ Equity through a decrease in investments in financial assets	2,536	-	-
Increase in right-of-use assets through a decrease in lease liabilities	451	-	-
Increase of investments in financial assets through a decrease in trade and other receivables	580	-	-
Decrease of intangible assets through an increase in investment properties	53	-	-
Decrease of intangible assets through an increase in trading properties	147	-	-
Increase of investment properties through a decrease in trade and other receivables	46	-	-
Decrease in Shareholders’ Equity through an increase in trade and other payables	191	-	-
Increase of investment properties through a decrease in trading properties	579	-	-
Decrease in borrowings through a decrease in trading properties	338	-	-